Annual Total Returns- DWS California Tax-Free Income Fund (Class ACS) [BarChart] - Class ACS - DWS California Tax-Free Income Fund - Class A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	1.27%	10.69%	10.81%	(3.68%)	11.60%	2.68%	(0.58%)	5.21%	0.14%	7.43%